Cover Page	Nov. 03, 2026
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 03, 2026
Entity Registrant Name	CHS Inc.
Entity File Number	001-36079
Entity Incorporation, State or Country Code	MN
Entity Tax Identification Number	41-0251095
Entity Address, Address Line One	5500 Cenex Drive
Entity Address, City or Town	Inver Grove Heights,
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55077
City Area Code	(651)
Local Phone Number	355-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000823277
Amendment Flag	false
8% Preferred Stock [Member]
Entity Information [Line Items]
Title of 12(b) Security	8% Cumulative Redeemable Preferred Stock
Trading Symbol	CHSCP
Security Exchange Name	NASDAQ
Class B, Series 1 Preferred Stock [Member]
Entity Information [Line Items]
Title of 12(b) Security	Class B Cumulative Redeemable Preferred Stock, Series 1
Trading Symbol	CHSCO
Security Exchange Name	NASDAQ
Class B, Series 2 Preferred Stock [Member]
Entity Information [Line Items]
Title of 12(b) Security	Class B Reset Rate Cumulative Redeemable Preferred Stock, Series 2
Trading Symbol	CHSCN
Security Exchange Name	NASDAQ
Class B, Series 3 Preferred Stock [Member]
Entity Information [Line Items]
Title of 12(b) Security	Class B Reset Rate Cumulative Redeemable Preferred Stock, Series 3
Trading Symbol	CHSCM
Security Exchange Name	NASDAQ
Class B, Series 4 Preferred Stock [Member]
Entity Information [Line Items]
Title of 12(b) Security	Class B Cumulative Redeemable Preferred Stock, Series 4
Trading Symbol	CHSCL
Security Exchange Name	NASDAQ